UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                New York, New York        November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $381,525
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-11626                       Indus Partners, LLC
----    ----------------------          ------------------------------

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7       COLUMN 8

                               TITLE OF                      VALUE     SHRS OR  SH/ PUT/   INVSMT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN  MGRS   SOLE       SHARED    NONE

ALCOA INC                           COM         013817101     2303      102000     CALL    SHARED   1      0       102000      0
AMERICAN INTL GROUP INC             COM         026874107     1283      385400             SHARED   1      0       385400      0
APACHE CORP                         COM         037411105     4693       45000             SHARED   1      0        45000      0
ASSURED GUARANTY LTD                COM         G0585R106      687       42250             SHARED   1      0        42250      0
BP PLC                         SPONSORED ADR    055622104     4515       90000     CALL    SHARED   1      0        90000      0
CHINA DIGITAL TV HLDG CO LTD   SPONSORED ADR    16938G107    10350     1263768             SHARED   1      0      1263768      0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109    10517      210000             SHARED   1      0       210000      0
COCA COLA CO                        COM         191216100     3014       57000             SHARED   1      0        57000      0
CONOCOPHILLIPS                      COM         20825C104     2388       32600             SHARED   1      0        32600      0
FIRST HORIZON NATL CORP             COM         320517105      994      106200             SHARED   1      0       106200      0
HSBC HLDGS PLC                  SPON ADR NEW    404280406    29907      370000      PUT    SHARED   1      0       370000      0
ISHARES INC                     MSCI BRAZIL     464286400    16611      295000      PUT    SHARED   1      0       295000      0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    27594     2088899             SHARED   1      0      2088899      0
MARATHON OIL CORP                   COM         565849106     1714       43000             SHARED   1      0        43000      0
MICROSOFT CORP                      COM         594918104     3024      113300             SHARED   1      0       113300      0
ISHARES TR                     MSCI EMERG MKT   464287234   102510     3000000      PUT    SHARED   1      0      3000000      0
PHILADELPHIA CONS HLDG CORP         COM         717528103    11085      189254             SHARED   1      0       189254      0
SINA CORP                           ORD         G81477104    21947      623500             SHARED   1      0       623500      0
SOVEREIGN BANCORP INC               COM         845905108      870      220300             SHARED   1      0       220300      0
SPDR TR                          UNIT SER 1     78462F103   109031      940000      PUT    SHARED   1      0       940000      0
SPDR GOLD TRUST                   GOLD SHS      78463V107    16487      193800             SHARED   1      0       193800      1



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